COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Profit before tax	$ 68.8	$ 32.3		$ 15.5
Adjustments for:
Depreciation, amortization and impairment	128.9	108.7		103.7
Loss/(gain) on sale of non-current assets	1.5	3.3		1.9
Increase/(decrease) in allowances and provisions	5.2	5.0		(2.0)
Loss/(gain) on unrealized foreign exchange differences	0.7	(0.5)		6.4
Other non-cash items	3.6	4.6		1.2
Share of result of associates	(0.1)	0.3		0.7
Interest expense	31.0	30.2		29.8
Interest income	(2.5)	(1.9)		(2.1)
Cash flow before working capital changes	237.1	182.0		155.1
Decrease/(increase) in trade and other accounts receivable	22.8	6.2		(9.1)
Decrease/(increase) in inventories	(12.0)	(26.9)		(14.2)
Increase/(decrease) in trade and other accounts payable	(8.4)	(26.9)		41.3
Dividends received from associates	0.0	0.0		0.2
Cash generated from operations	239.5	134.4		173.3
Income taxes paid	(6.8)	(3.6)	[1]	(3.5)	[1]
Net cash flows from operating activities	232.7	130.8		169.8
Cash flow used in investing activities
Purchase of property, plant and equipment	(65.1)	(79.6)		(88.3)
Purchase of intangible assets	(4.2)	(8.2)		(5.7)
Purchase of interest in associates	(3.3)	(1.0)		0.0
Proceeds from sale of property, plant and equipment	0.3	0.6		0.4
Interest received	3.2	2.1		1.2
Net cash flows used in investing activities	(69.1)	(86.1)		(92.4)
Cash flow from financing activities
Proceeds from restructuring	60.1	0.0		0.0
Repayment of financial debt	(48.3)	(28.0)		(7.3)
Repayments of/(granted) third party loans receivable	1.5	(3.3)		12.8
Transaction costs paid for the listing of equity instruments	(6.3)	0.0		0.0
Dividends paid to non-controlling interest	(39.1)	(34.3)		(27.4)
Purchase of treasury shares	(2.0)	0.0		0.0
Contributions from/(purchase of) non-controlling interests	7.0	0.0		(0.1)
Interest paid	(37.7)	(30.2)		(29.3)
Net cash flows used in financing activities	(64.8)	(95.8)		(51.3)
Currency translation on cash	(2.0)	0.9		1.1
Increase/(decrease) in cash and cash equivalents	96.8	(50.2)		27.2
Cash and cash equivalents at the beginning of the period	137.4	187.6		160.4
Cash and cash equivalents at the end of the period	$ 234.2	$ 137.4		$ 187.6

[1]	In 2016 and 2017 the amounts for Income taxes paid only include payments made on behalf of companies in the scope of these consolidated financial statements as described in note 1.